AST SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 95.0%
Aerospace & Defense — 2.1%
AAR Corp.*	89,053	$5,301,325
AeroVironment, Inc.*	48,121	5,366,935
Axon Enterprise, Inc.*(a)	13,566	2,699,498
Hexcel Corp.	24,130	1,571,828
Kratos Defense & Security Solutions, Inc.*	194,795	2,925,821
Moog, Inc. (Class A Stock)	34,991	3,952,584
		21,817,991
Air Freight & Logistics — 0.4%
Forward Air Corp.(a)	30,547	2,099,801
GXO Logistics, Inc.*	36,999	2,169,991
		4,269,792
Automobile Components — 1.0%
Gentherm, Inc.*	8,890	482,372
Visteon Corp.*	72,362	9,991,021
		10,473,393
Banks — 0.6%
Axos Financial, Inc.*	20,128	762,046
First Bancorp	34,407	968,213
Pacific Premier Bancorp, Inc.	47,960	1,043,610
Popular, Inc. (Puerto Rico)	7,190	453,042
Texas Capital Bancshares, Inc.*	20,224	1,191,194
Wintrust Financial Corp.	18,781	1,417,965
		5,836,070
Beverages — 1.1%
Celsius Holdings, Inc.*(a)	45,438	7,797,161
Duckhorn Portfolio, Inc. (The)*	237,009	2,431,712
MGP Ingredients, Inc.(a)	13,164	1,388,539
Zevia PBC (Class A Stock)*	130,007	288,615
		11,906,027
Biotechnology — 8.2%
89bio, Inc.*(a)	58,030	895,983
Abcam PLC (United Kingdom), ADR*	105,045	2,377,168
ACADIA Pharmaceuticals, Inc.*	164,739	3,433,161
ACELYRIN, Inc.*(a)	101,215	1,029,357
Akero Therapeutics, Inc.*	20,110	1,017,164
Allovir, Inc.*	62,354	134,061
Amicus Therapeutics, Inc.*	374,692	4,556,255
Annexon, Inc.*	57,900	136,644
Apellis Pharmaceuticals, Inc.*(a)	81,142	3,086,642
Apogee Therapeutics, Inc.*	43,178	919,691
Arcellx, Inc.*(a)	31,986	1,147,658
Arrowhead Pharmaceuticals, Inc.*(a)	29,320	787,828
Ascendis Pharma A/S (Denmark), ADR*(a)	7,491	701,457
BioAtla, Inc.*	39,675	67,448
Biomea Fusion, Inc.*	26,313	362,067
Blueprint Medicines Corp.*(a)	63,443	3,186,107
Bridgebio Pharma, Inc.*	108,244	2,854,394
Crinetics Pharmaceuticals, Inc.*	100,098	2,976,915
Deciphera Pharmaceuticals, Inc.*	70,042	890,934
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Disc Medicine, Inc.*	16,090	$755,908
Halozyme Therapeutics, Inc.*	26,575	1,015,165
Ideaya Biosciences, Inc.*(a)	43,837	1,182,722
Immunocore Holdings PLC (United Kingdom), ADR*(a)	44,773	2,323,719
ImmunoGen, Inc.*	175,976	2,792,739
Immunovant, Inc.*	39,900	1,531,761
Insmed, Inc.*	137,391	3,469,123
Intellia Therapeutics, Inc.*(a)	12,473	394,396
Karuna Therapeutics, Inc.*	7,821	1,322,453
Krystal Biotech, Inc.*	33,148	3,845,168
Kymera Therapeutics, Inc.*	59,467	826,591
Legend Biotech Corp., ADR*	19,113	1,283,820
Lyell Immunopharma, Inc.*(a)	79,071	116,234
MannKind Corp.*(a)	311,815	1,287,796
Merus NV (Netherlands)*(a)	35,339	833,294
MoonLake Immunotherapeutics*	20,130	1,147,410
Natera, Inc.*	33,710	1,491,667
Neurocrine Biosciences, Inc.*	12,628	1,420,650
Nurix Therapeutics, Inc.*	39,981	314,251
Nuvalent, Inc. (Class A Stock)*	72,726	3,343,214
Opthea Ltd. (Australia), ADR*(a)	102,346	176,547
Prelude Therapeutics, Inc.*	38,296	118,335
Prothena Corp. PLC (Ireland)*	15,322	739,287
RAPT Therapeutics, Inc.*	54,603	907,502
Relay Therapeutics, Inc.*(a)	53,469	449,674
Replimune Group, Inc.*	112,182	1,919,434
REVOLUTION Medicines, Inc.*	34,310	949,701
Rhythm Pharmaceuticals, Inc.*(a)	58,298	1,336,482
Roivant Sciences Ltd.*(a)	106,620	1,245,322
Sana Biotechnology, Inc.*(a)	61,029	236,182
Soleno Therapeutics, Inc.*	22,647	668,313
SpringWorks Therapeutics, Inc.*(a)	29,366	678,942
Travere Therapeutics, Inc.*(a)	101,627	908,545
Ultragenyx Pharmaceutical, Inc.*(a)	67,398	2,402,739
Vaxcyte, Inc.*(a)	93,149	4,748,736
Viking Therapeutics, Inc.*(a)	78,900	873,423
Xencor, Inc.*	38,038	766,466
Xenon Pharmaceuticals, Inc. (Canada)*	104,020	3,553,323
Zentalis Pharmaceuticals, Inc.*	37,391	750,063
		84,688,031
Broadline Retail — 0.7%
Ollie’s Bargain Outlet Holdings, Inc.*	69,283	5,347,262
Savers Value Village, Inc.*(a)	126,762	2,366,646
		7,713,908
Building Products — 2.0%
AAON, Inc.	33,463	1,903,041
AZEK Co., Inc. (The)*	288,103	8,568,183
Hayward Holdings, Inc.*	149,888	2,113,421
Simpson Manufacturing Co., Inc.(a)	42,829	6,416,212
Tecnoglass, Inc.(a)	54,330	1,790,717
		20,791,574
A1

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets — 1.3%
Evercore, Inc. (Class A Stock)(a)	12,601	$1,737,426
GCM Grosvenor, Inc. (Class A Stock)(a)	247,315	1,919,164
Hamilton Lane, Inc. (Class A Stock)(a)	24,753	2,238,661
Houlihan Lokey, Inc.	17,548	1,879,742
Moelis & Co. (Class A Stock)(a)	48,961	2,209,610
Trinity Capital, Inc.	73,744	1,026,517
WisdomTree, Inc.(a)	362,970	2,540,790
		13,551,910
Chemicals — 1.0%
Ashland, Inc.	28,547	2,331,719
Avient Corp.	43,243	1,527,343
Axalta Coating Systems Ltd.*	100,962	2,715,878
Element Solutions, Inc.	106,889	2,096,093
Livent Corp.*(a)	68,910	1,268,633
		9,939,666
Commercial Services & Supplies — 2.5%
ACV Auctions, Inc. (Class A Stock)*	123,875	1,880,422
Boyd Group Services, Inc. (Canada)	14,262	2,536,132
Clean Harbors, Inc.*(a)	26,560	4,445,082
GFL Environmental, Inc. (Canada)(a)	183,965	5,842,728
Montrose Environmental Group, Inc.*	81,341	2,380,038
MSA Safety, Inc.	12,209	1,924,749
RB Global, Inc. (Canada)	81,793	5,112,062
Tetra Tech, Inc.	10,569	1,606,805
		25,728,018
Communications Equipment — 0.5%
Digi International, Inc.*(a)	15,023	405,621
Extreme Networks, Inc.*	153,850	3,724,708
Harmonic, Inc.*	106,339	1,024,045
		5,154,374
Construction & Engineering — 1.6%
Ameresco, Inc. (Class A Stock)*(a)	79,021	3,047,050
Arcosa, Inc.	22,637	1,627,600
Comfort Systems USA, Inc.	25,467	4,339,831
EMCOR Group, Inc.	6,235	1,311,782
Fluor Corp.*	73,705	2,704,974
MasTec, Inc.*(a)	29,117	2,095,550
WillScot Mobile Mini Holdings Corp.*	32,332	1,344,688
		16,471,475
Construction Materials — 0.5%
Summit Materials, Inc. (Class A Stock)*	171,465	5,339,420
Consumer Finance — 0.5%
FirstCash Holdings, Inc.	45,940	4,611,457
Upstart Holdings, Inc.*(a)	13,580	387,573
		4,999,030
Consumer Staples Distribution & Retail — 0.9%
Grocery Outlet Holding Corp.*	106,781	3,080,632
Performance Food Group Co.*(a)	53,470	3,147,244
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
US Foods Holding Corp.*	82,880	$3,290,336
		9,518,212
Containers & Packaging — 0.2%
Graphic Packaging Holding Co.	84,553	1,883,841
Diversified Consumer Services — 0.8%
Duolingo, Inc.*	29,228	4,848,048
European Wax Center, Inc. (Class A Stock)*(a)	156,957	2,542,703
WW International, Inc.*(a)	69,481	769,155
		8,159,906
Diversified Telecommunication Services — 0.2%
Cogent Communications Holdings, Inc.(a)	28,434	1,760,065
Electrical Equipment — 2.8%
Array Technologies, Inc.*	41,217	914,605
Atkore, Inc.*	21,558	3,216,238
Babcock & Wilcox Enterprises, Inc.*	217,960	917,612
Bloom Energy Corp. (Class A Stock)*(a)	96,865	1,284,430
Enovix Corp.*(a)	131,409	1,649,183
NEXTracker, Inc. (Class A Stock)*(a)	81,832	3,286,373
nVent Electric PLC	77,994	4,132,902
Regal Rexnord Corp.	20,891	2,984,906
Sensata Technologies Holding PLC	137,086	5,184,593
Shoals Technologies Group, Inc. (Class A Stock)*(a)	179,981	3,284,653
Vertiv Holdings Co.	54,690	2,034,468
		28,889,963
Electronic Equipment, Instruments & Components — 2.3%
Advanced Energy Industries, Inc.	60,480	6,236,698
Badger Meter, Inc.	33,859	4,871,294
Belden, Inc.	17,690	1,707,969
Celestica, Inc. (Canada)*	81,267	1,992,667
Coherent Corp.*	24,687	805,784
Fabrinet (Thailand)*	21,996	3,664,973
IPG Photonics Corp.*	9,102	924,217
Littelfuse, Inc.	12,321	3,047,230
Napco Security Technologies, Inc.	23,355	519,649
		23,770,481
Energy Equipment & Services — 4.1%
Cactus, Inc. (Class A Stock)	105,996	5,322,059
ChampionX Corp.	157,697	5,617,167
Noble Corp. PLC	41,187	2,086,122
TechnipFMC PLC (United Kingdom)(a)	403,661	8,210,465
TETRA Technologies, Inc.*	332,459	2,121,088
Tidewater, Inc.*	76,119	5,409,777
Transocean Ltd.*(a)	261,959	2,150,683
Valaris Ltd.*	24,169	1,812,192
Weatherford International PLC (XNGS)*	75,523	6,821,993

A2

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Weatherford International PLC (XLON)*	39,095	$3,531,451
		43,082,997
Entertainment — 0.3%
TKO Group Holdings, Inc.(a)	15,095	1,268,886
Vivid Seats, Inc. (Class A Stock)*(a)	240,945	1,546,867
		2,815,753
Financial Services — 2.5%
AvidXchange Holdings, Inc.*(a)	102,964	976,099
Essent Group Ltd.	26,652	1,260,373
Euronet Worldwide, Inc.*	17,660	1,401,851
Flywire Corp.*	250,302	7,982,131
Nuvei Corp. (Canada), 144A(a)	32,842	492,630
Payoneer Global, Inc.*	474,940	2,906,633
Remitly Global, Inc.*	144,994	3,656,748
Shift4 Payments, Inc. (Class A Stock)*(a)	137,827	7,631,481
		26,307,946
Food Products — 1.0%
Freshpet, Inc.*(a)	71,258	4,694,477
Oatly Group AB, ADR*(a)	526,674	471,953
Simply Good Foods Co. (The)*	113,941	3,933,243
Utz Brands, Inc.(a)	94,921	1,274,789
		10,374,462
Ground Transportation — 1.4%
Knight-Swift Transportation Holdings, Inc.	58,947	2,956,192
RXO, Inc.*	33,495	660,856
Saia, Inc.*	8,407	3,351,451
Werner Enterprises, Inc.(a)	44,892	1,748,544
XPO, Inc.*	75,820	5,660,721
		14,377,764
Health Care Equipment & Supplies — 5.6%
Alphatec Holdings, Inc.*	95,306	1,236,119
AtriCure, Inc.*(a)	95,060	4,163,628
Axonics, Inc.*	17,398	976,376
CONMED Corp.	16,361	1,650,007
CVRx, Inc.*(a)	48,724	739,143
Envista Holdings Corp.*	90,045	2,510,454
Glaukos Corp.*(a)	29,441	2,215,435
Haemonetics Corp.*	30,700	2,750,106
ICU Medical, Inc.*(a)	12,283	1,461,800
Inari Medical, Inc.*	30,385	1,987,179
Inspire Medical Systems, Inc.*	34,014	6,749,738
Lantheus Holdings, Inc.*	56,083	3,896,647
LivaNova PLC*	85,053	4,497,603
Masimo Corp.*	23,437	2,054,956
Merit Medical Systems, Inc.*	39,320	2,713,866
Orthofix Medical, Inc.*	58,495	752,246
Outset Medical, Inc.*(a)	50,785	552,541
PROCEPT BioRobotics Corp.*(a)	85,931	2,819,396
Pulmonx Corp.*	128,570	1,328,128
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
RxSight, Inc.*	14,700	$409,983
Shockwave Medical, Inc.*	19,872	3,956,515
Silk Road Medical, Inc.*	44,118	661,329
TransMedics Group, Inc.*(a)	81,007	4,435,133
Treace Medical Concepts, Inc.*	238,015	3,120,377
		57,638,705
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.*	34,366	2,416,273
DocGo, Inc.*	244,937	1,305,514
HealthEquity, Inc.*	78,189	5,711,706
NeoGenomics, Inc.*	248,893	3,061,384
Privia Health Group, Inc.*	92,442	2,126,166
R1 RCM, Inc.*(a)	118,170	1,780,822
RadNet, Inc.*	113,753	3,206,697
Surgery Partners, Inc.*(a)	134,642	3,938,279
		23,546,841
Health Care Technology — 0.5%
Certara, Inc.*	151,504	2,202,868
Definitive Healthcare Corp.*(a)	147,136	1,175,616
Evolent Health, Inc. (Class A Stock)*	83,951	2,285,986
		5,664,470
Hotel & Resort REITs — 0.5%
Ryman Hospitality Properties, Inc.	61,620	5,131,714
Hotels, Restaurants & Leisure — 3.3%
BJ’s Restaurants, Inc.*	63,258	1,484,033
Bloomin’ Brands, Inc.	84,271	2,072,224
Cava Group, Inc.*(a)	22,708	695,546
Churchill Downs, Inc.(a)	53,911	6,255,832
Chuy’s Holdings, Inc.*(a)	45,992	1,636,395
Dave & Buster’s Entertainment, Inc.*(a)	42,636	1,580,517
Everi Holdings, Inc.*	119,506	1,579,869
Genius Sports Ltd. (United Kingdom)*	318,515	1,697,685
Jack in the Box, Inc.	26,097	1,802,259
Papa John’s International, Inc.(a)	24,384	1,663,476
Penn Entertainment, Inc.*(a)	125,461	2,879,330
Portillo’s, Inc. (Class A Stock)*(a)	91,987	1,415,680
Sabre Corp.*	380,861	1,710,066
SeaWorld Entertainment, Inc.*(a)	21,104	976,060
Shake Shack, Inc. (Class A Stock)*	13,870	805,431
Sweetgreen, Inc. (Class A Stock)*(a)	56,070	658,823
Texas Roadhouse, Inc.	6,089	585,153
Wingstop, Inc.	6,273	1,128,136
Wyndham Hotels & Resorts, Inc.	27,791	1,932,586
Xponential Fitness, Inc. (Class A Stock)*(a)	87,704	1,359,412
		33,918,513
Household Durables — 1.1%
Installed Building Products, Inc.	9,866	1,232,165
Meritage Homes Corp.	7,904	967,370
Skyline Champion Corp.*	65,005	4,142,119
TopBuild Corp.*	20,297	5,106,725
		11,448,379

A3

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial REITs — 0.5%
STAG Industrial, Inc.(a)	129,034	$4,452,964
Terreno Realty Corp.(a)	18,714	1,062,955
		5,515,919
Insurance — 1.2%
BRP Group, Inc. (Class A Stock)*	100,785	2,341,236
Kinsale Capital Group, Inc.(a)	14,118	5,846,687
Palomar Holdings, Inc.*	44,407	2,253,655
Skyward Specialty Insurance Group, Inc.*(a)	80,363	2,198,732
		12,640,310
IT Services — 1.2%
DigitalOcean Holdings, Inc.*(a)	35,903	862,749
Fastly, Inc. (Class A Stock)*(a)	89,519	1,716,079
Globant SA*(a)	15,700	3,106,245
Keywords Studios PLC (Ireland)	113,439	2,132,840
Perficient, Inc.*(a)	13,875	802,808
Thoughtworks Holding, Inc.*	390,195	1,591,996
Wix.com Ltd. (Israel)*(a)	24,328	2,233,310
		12,446,027
Leisure Products — 0.5%
Brunswick Corp.	29,435	2,325,365
Funko, Inc. (Class A Stock)*(a)	91,119	697,060
YETI Holdings, Inc.*(a)	40,640	1,959,661
		4,982,086
Life Sciences Tools & Services — 1.4%
Adaptive Biotechnologies Corp.*	115,500	629,475
Bruker Corp.	33,261	2,072,160
CryoPort, Inc.*	99,008	1,357,400
Gerresheimer AG (Germany)	25,657	2,688,371
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	79,428	794,280
MaxCyte, Inc.*(a)	144,973	452,316
Medpace Holdings, Inc.*	14,228	3,445,026
Oxford Nanopore Technologies PLC (United Kingdom)*	254,614	637,357
Pacific Biosciences of California, Inc.*(a)	53,600	447,560
Quanterix Corp.*	39,508	1,072,247
Repligen Corp.*(a)	6,656	1,058,370
		14,654,562
Machinery — 2.8%
Astec Industries, Inc.	14,974	705,425
Chart Industries, Inc.*(a)	90,760	15,349,331
Crane Co.(a)	44,640	3,965,818
Esab Corp.	21,687	1,522,861
Federal Signal Corp.	32,593	1,946,780
Kornit Digital Ltd. (Israel)*	65,890	1,245,980
SPX Technologies, Inc.*	30,200	2,458,280
Terex Corp.	13,933	802,819
Watts Water Technologies, Inc. (Class A Stock)(a)	8,180	1,413,668
		29,410,962
	Shares	Value
Common Stocks (continued)
Media — 0.1%
Magnite, Inc.*	92,987	$701,122
Metals & Mining — 1.4%
ATI, Inc.*	192,553	7,923,556
Carpenter Technology Corp.	103,155	6,933,047
		14,856,603
Oil, Gas & Consumable Fuels — 2.4%
Callon Petroleum Co.*	32,160	1,258,099
Cameco Corp. (Canada)	113,499	4,499,100
Chesapeake Energy Corp.(a)	25,625	2,209,644
Excelerate Energy, Inc. (Class A Stock)	78,384	1,335,663
Matador Resources Co.(a)	151,407	9,005,688
Northern Oil & Gas, Inc.(a)	54,041	2,174,070
Permian Resources Corp.(a)	327,524	4,572,235
		25,054,499
Passenger Airlines — 0.1%
Sun Country Airlines Holdings, Inc.*	101,958	1,513,057
Personal Care Products — 1.6%
BellRing Brands, Inc.*	239,722	9,883,738
elf Beauty, Inc.*	45,150	4,958,825
Inter Parfums, Inc.	15,447	2,075,150
		16,917,713
Pharmaceuticals — 1.9%
Amylyx Pharmaceuticals, Inc.*	87,018	1,593,299
ANI Pharmaceuticals, Inc.*	18,711	1,086,361
Arvinas, Inc.*	23,585	463,209
Axsome Therapeutics, Inc.*(a)	19,696	1,376,553
Collegium Pharmaceutical, Inc.*	121,445	2,714,296
Cymabay Therapeutics, Inc.*	208,449	3,107,975
Harmony Biosciences Holdings, Inc.*	37,244	1,220,486
Intra-Cellular Therapies, Inc.*	60,363	3,144,309
Optinose, Inc.*(a)	210,931	259,445
Structure Therapeutics, Inc., ADR*(a)	51,781	2,610,798
Ventyx Biosciences, Inc.*(a)	63,719	2,212,961
		19,789,692
Professional Services — 4.6%
CACI International, Inc. (Class A Stock)*	11,386	3,574,407
ExlService Holdings, Inc.*	160,276	4,494,139
Exponent, Inc.(a)	25,568	2,188,621
First Advantage Corp.	96,917	1,336,485
FTI Consulting, Inc.*(a)	5,757	1,027,106
Jacobs Solutions, Inc.	36,688	5,007,912
KBR, Inc.(a)	114,683	6,759,416
Maximus, Inc.	24,510	1,830,407
NV5 Global, Inc.*(a)	31,518	3,032,977
Paycor HCM, Inc.*(a)	204,425	4,667,023
Paylocity Holding Corp.*	8,679	1,576,974
Sterling Check Corp.*(a)	54,153	683,411
TriNet Group, Inc.*(a)	46,681	5,437,403
WNS Holdings Ltd. (India), ADR*	82,789	5,667,735
		47,284,016

A4

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development — 0.2%
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR	48,641	$1,598,830
Semiconductors & Semiconductor Equipment — 5.4%
Aehr Test Systems*(a)	41,659	1,903,816
Allegro MicroSystems, Inc. (Japan)*	75,346	2,406,551
Axcelis Technologies, Inc.*	31,323	5,107,215
Camtek Ltd. (Israel)*(a)	54,663	3,403,318
Credo Technology Group Holding Ltd.*	112,078	1,709,190
FormFactor, Inc.*	125,735	4,393,181
Impinj, Inc.*(a)	27,108	1,491,753
indie Semiconductor, Inc. (China) (Class A Stock)*(a)	278,073	1,751,860
Lattice Semiconductor Corp.*(a)	41,324	3,550,971
MACOM Technology Solutions Holdings, Inc.*	94,495	7,708,902
Nova Ltd. (Israel)*(a)	20,261	2,278,147
Onto Innovation, Inc.*	48,304	6,159,726
PDF Solutions, Inc.*	57,269	1,855,516
Rambus, Inc.*	67,725	3,778,378
Semtech Corp.*	84,580	2,177,935
SiTime Corp.*	24,150	2,759,137
SkyWater Technology, Inc.*	109,529	659,365
Universal Display Corp.	22,321	3,504,174
		56,599,135
Software — 9.4%
Agilysys, Inc.*	39,349	2,603,330
Alkami Technology, Inc.*(a)	161,794	2,947,887
Altair Engineering, Inc. (Class A Stock)*	37,660	2,356,010
Appfolio, Inc. (Class A Stock)*	13,385	2,444,503
Applied Digital Corp.*	98,111	612,213
Box, Inc. (Class A Stock)*(a)	84,005	2,033,761
Braze, Inc. (Class A Stock)*(a)	141,208	6,598,650
Clear Secure, Inc. (Class A Stock)(a)	30,625	583,100
Clearwater Analytics Holdings, Inc. (Class A Stock)*	91,123	1,762,319
Confluent, Inc. (Class A Stock)*(a)	119,815	3,547,722
CyberArk Software Ltd.*	48,774	7,987,718
DoubleVerify Holdings, Inc.*	131,197	3,666,956
Elastic NV*(a)	29,007	2,356,529
Five9, Inc.*	79,674	5,123,038
Freshworks, Inc. (Class A Stock)*(a)	48,045	957,056
Gitlab, Inc. (Class A Stock)*	78,203	3,536,340
HashiCorp, Inc. (Class A Stock)*(a)	11,610	265,056
Jamf Holding Corp.*(a)	81,789	1,444,394
Kinaxis, Inc. (Canada)*	21,691	2,446,256
Klaviyo, Inc. (Class A Stock)*(a)	3,800	131,100
Model N, Inc.*	47,555	1,160,818
Monday.com Ltd.*	24,156	3,846,118
PagerDuty, Inc.*(a)	150,648	3,388,073
PowerSchool Holdings, Inc. (Class A Stock)*(a)	86,644	1,963,353
Procore Technologies, Inc.*(a)	122,111	7,976,290
Q2 Holdings, Inc.*	84,088	2,713,520
Rapid7, Inc.*	84,745	3,879,626
Sprout Social, Inc. (Class A Stock)*(a)	83,357	4,157,847
SPS Commerce, Inc.*	12,053	2,056,362
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Tenable Holdings, Inc.*(a)	80,615	$3,611,552
Varonis Systems, Inc.*(a)	263,025	8,032,783
Zuora, Inc. (Class A Stock)*	136,387	1,123,829
		97,314,109
Specialty Retail — 1.0%
Abercrombie & Fitch Co. (Class A Stock)*	37,620	2,120,639
Arhaus, Inc.*	133,470	1,241,271
Carvana Co.*(a)	13,607	571,222
Five Below, Inc.*(a)	15,727	2,530,474
National Vision Holdings, Inc.*	85,750	1,387,435
Petco Health & Wellness Co., Inc.*(a)	238,285	974,586
RH*(a)	6,930	1,832,015
		10,657,642
Technology Hardware, Storage & Peripherals — 1.8%
Corsair Gaming, Inc.*	51,662	750,649
Pure Storage, Inc. (Class A Stock)*	88,652	3,157,784
Super Micro Computer, Inc.*(a)	52,907	14,508,158
		18,416,591
Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp.*	4,688	2,410,054
On Holding AG (Switzerland) (Class A Stock)*(a)	35,191	979,014
Ralph Lauren Corp.(a)	17,050	1,979,334
Skechers USA, Inc. (Class A Stock)*	52,114	2,550,980
Tapestry, Inc.	37,133	1,067,574
Under Armour, Inc. (Class C Stock)*(a)	409,940	2,615,417
		11,602,373
Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	34,424	5,322,295
Boise Cascade Co.	31,913	3,288,315
Core & Main, Inc. (Class A Stock)*	61,541	1,775,458
FTAI Aviation Ltd.(a)	167,713	5,962,197
Herc Holdings, Inc.	47,305	5,626,457
McGrath RentCorp	25,230	2,529,055
SiteOne Landscape Supply, Inc.*(a)	17,991	2,940,629
		27,444,406

Total Common Stocks (cost $961,448,241)		986,370,345
Unaffiliated Exchange-Traded Funds — 3.0%
iShares Russell 2000 Growth ETF	39,916	8,947,172
Vanguard Small-Cap Growth ETF	88,463	18,947,005
Vanguard Small-Cap Value ETF	22,327	3,560,933

Total Unaffiliated Exchange-Traded Funds (cost $39,427,870)		31,455,110

A5

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Units	Value
Warrants* — 0.0%
Pharmaceuticals
Optinose, Inc., expiring 11/23/27	66,494	$1
(cost $665)

Total Long-Term Investments (cost $1,000,876,776)		1,017,825,456

	Shares
Short-Term Investments — 24.7%
Affiliated Mutual Funds — 24.2%
PGIM Core Government Money Market Fund(wb)	11,959,575	11,959,575
PGIM Institutional Money Market Fund (cost $239,641,987; includes $238,550,429 of cash collateral for securities on loan)(b)(wb)	239,788,495	239,644,622

Total Affiliated Mutual Funds (cost $251,601,562)		251,604,197
Unaffiliated Fund — 0.5%
BlackRock Liquidity FedFund (Institutional Shares)	5,078,771	5,078,771
(cost $5,078,771)

Total Short-Term Investments (cost $256,680,333)		256,682,968

TOTAL INVESTMENTS—122.7% (cost $1,257,557,109)		1,274,508,424

Liabilities in excess of other assets — (22.7)%		(236,046,468)

Net Assets — 100.0%		$1,038,461,956

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $233,162,067; cash collateral of $238,550,429 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6